Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary cash flow information:
Cash paid for interest	$ 259,835	$ 264,525	$ 332,731
Cash paid for income taxes, net of tax refund	455,805	520,766	425,945
Cash inflow for income taxes from stock option exercises	13,010	13,313	8,123
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(1,684,630)	(668,198)	(241,745)
Liabilities assumed	215,253	102,698	20,574
Noncontrolling interest subject to put provisions	26,684	0	0
Noncontrolling interest	20,983	36,141	35,448
Notes assumed in connection with acquisition	20,016	31,666	4,151
Cash paid	(1,401,694)	(497,693)	(181,572)
Less cash acquired	47,461	16,318	7,059
Net cash paid for acquisitions	$ (1,354,233)	$ (481,375)	$ (174,513)